Consolidated Statements of Changes in Equity - CAD ($)	Total	Issued capital [member]	Equity Settled Share-Based Compensation Reserve	Foreign Currency Translation Reserve	Investment Revaluation Reserve	Share Purchase Warrants	Deficit
Balance, shares at Dec. 31, 2020		509,046,631
Balance, amount at Dec. 31, 2020	$ 172,306,000	$ 683,039,000	$ 77,018,000	$ 29,661,000	$ (17,000)	$ 2,583,000	$ 619,978,000
Statement [Line Items]
Shares issued on exercise of options per option plan, shares		5,084,000
Shares issued on exercise of options per option plan, amount	2,592,000	$ 2,592,000
Shares issued upon exercise of warrants and options not issued per option plan, shares		14,435,952
Shares issued upon exercise of warrants and options not issued per option plan, amount	9,358,000	$ 9,358,000
Fair value allocated to shares issued on exercise of options and warrants	0	$ 4,465,000	(2,153,000)			(2,312,000)
Shares issued, net of transactions costs, shares		1,212,805
Shares issued, net of transactions costs, amount	824,000	$ 824,000
Share-based compensation	2,858,000		2,858,000	0
Net loss	(31,542,000)						(31,542,000)
Other comprehensive loss net of tax	(903,000)			(903,000)
Other comprehensive loss net of tax	(32,445,000)
Total comprehensive loss	(32,445,000)
Balance, amount at Dec. 31, 2021	155,493,000	$ 700,278,000	77,723,000	28,758,000	(17,000)	271,000	(651,520,000)
Balance, shares at Dec. 31, 2021		529,779,388
Statement [Line Items]
Net loss	(24,442,000)						(24,442,000)
Share based compensastion one	2,301,000		2,301,000
Other comprehensive income net of tax	9,333,000			9,333,000
Total comprehensive loss	(15,109,000)
Balance, amount at Dec. 31, 2022	$ 142,685,000	$ 700,278,000	$ 80,024,000	$ 38,091,000	$ (17,000)	$ 271,000	$ (675,962,000)
Balance, shares at Dec. 31, 2022		529,779,388